Note 16 - Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
16.   STOCK-BASED COMPENSATION

Employee Stock Purchase Plan

In October 1999, the Board adopted the 1999 Employee Stock Purchase Plan (“1999 Purchase Plan”), which was approved by the shareholders prior to the consummation of its initial public offering in August 2000.  A total of 50,000,000 ordinary shares were reserved for issuance under the 1999 Purchase Plan, plus annual increases on January 1 of each year, commencing in 2001, up to 40,000,000 shares as approved by the Board.  In June 2008, an additional 20,000,000 shares were reserved for issuance as also approved by the Board. The 1999 Purchase Plan was subject to adjustment in the event of a stock split, stock dividend or other similar changes in ordinary shares or capital structure.

The 1999 Purchase Plan permitted eligible employees to purchase ordinary shares through payroll deductions, which may range from 1% to 10% of an employee’s regular base pay.  Beginning November 1, 2005, the 1999 Purchase Plan was implemented through consecutive offer periods of 3 months’ duration commencing on the first day of February, May, August and November.  Under the 1999 Purchase Plan, ordinary shares may be purchased at a price equal to the lesser of 90% of the fair market value of the Company’s ordinary shares on the date of grant of the option to purchase (which is the first day of the offer period) or 90% of the fair market value of the Company’s ordinary shares on the applicable exercise date (which is the last day of the offer period).  Employees may have elected to discontinue their participation in the purchase plan at any time; however, all of the employee’s payroll deductions previously credited to the employee’s account will be applied to the exercise of the employee’s option on the next exercise date.  Participation ends automatically on termination of employment with the Company.  If not terminated earlier, the 1999 Purchase Plan had a term of 10 years.  By 2009, 10,685,400 ordinary shares had been purchased under the 1999 Purchase Plan.

As approved by the EGM held on May 30, 2009, the Company adopted the 2009 Employee Stock Purchase Plan (“2009 Purchase Plan”) along with the Company delisting from SEHK in September 2009.  The 2009 Purchase Plan succeeded the 1999 Purchas Plan, and the terms and provisions of 2009 Purchase Plan are generally the same as the 1999 Purchase Plan.  The 2009 Purchase Plan has a term of 10 years, if not terminated earlier.  A total of 25,000,000 ordinary shares were reserved for issuance under the 2009 Purchase Plan starting November 2009.  As approved by the Annual General Meeting of Shareholders (“AGM”) held on June 22, 2012, additional 15,000,000 ordinary shares were reserved for issuance under the 2009 Purchase Plan.   From 2010 to 2012, 18,334,050 ordinary shares had been purchased under the 2009 Purchase Plan.

Stock Option Plans

In 1997, the Board adopted the 1997 Stock Plan, and in 1999, adopted the 1999 Stock Incentive Plan.  The plans provide for the granting of stock options to employees, directors and consultants of the Company.

Under the 1997 Stock Plan, the Board reserved 185,000,000 ordinary shares for issuance.  After the completion of an initial public offering, no further options were granted under the 1997 Stock Plan.  Under the 1999 Stock Incentive Plan, the maximum aggregate number of shares available for grant was 150,000,000 ordinary shares plus an annual increase on January 1 of each year, which commenced in 2001, equal to the lesser of 75,000,000 shares or 4% of the outstanding ordinary shares on the last day of the preceding fiscal year or a smaller number determined by the plan administrator.  As of December 31, 2012, the number of options outstanding and exercisable was 114,895,200 and 114,895,200, respectively, under the 1999 Stock Incentive Plan.

The Board adopted the 2005 Share Option Plan (“2005 SOP”), which was effective on March 2, 2006, the date the Company completed the listing on the SEHK.  The adoption of the 2005 SOP also resulted in the Board terminating the 1997 Stock Plan and 1999 Stock Incentive Plan. The Company began issuing stock options solely under the 2005 SOP for up to 100,000,000 ordinary shares.  As approved by the EGM held on May 30, 2009, the number of shares available for issue was increased from 100,000,000 to 175,000,000 shares.  The references to Hong Kong and Hong Kong related rules and regulations were also removed along with the completion of the Company’s delisting from the SEHK in 2009.  As approved by the AGM held on June 22, 2012, additional 50,000,000 ordinary shares were reserved for issuance under the 2005 SOP. Under the terms of the 2005 SOP, stock options are generally granted at fair market value of the Company’s ordinary shares.  The stock options have a contractual term of 8 years from the date of grant and vest over a requisite service period of 4 years.  As of December 31, 2012, the number of options outstanding and exercisable was 146,426,250 and 107,332,200, respectively, under the 2005 SOP.

A summary of the Company’s stock option activity under the plans as of December 31, 2012 and changes during the year then ended is presented as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options Shares	Price	Contract Life	Value

Outstanding Options, January 1, 2012	273,201,350	$0.1872
Granted	27,847,050	$0.1013
Exercised	(1,566,650)	$0.0509
Forfeited or expired	(38,160,300)	$0.2520

Outstanding Options, December 31, 2012	261,321,450	$0.1694	3.36	$431,000

Vested and Expected to Vest Options at December 31, 2012	252,452,250	$0.1713	3.24	$431,000

Exercisable Options at December 31, 2012	222,227,400	$0.1789	2.81	$415,000

The total intrinsic value of options exercised during the years ended December 31, 2012, 2011, and 2010 were $74,000, $545,000, and $45,000, respectively.

The following table summarizes information about outstanding and vested stock options:

			Options Outstanding			Options Exercisable
				Weighted
				Average	Weighted		Weighted
				Remaining	Average	Number	Average
			Number	Contractual	Exercise	Exercisable	Exercise
Range of Exercise Prices			Outstanding	Life	Price	and Vested	Price

$0.0460	-	$0.0948	53,430,950	5.08	$0.0652	38,752,500	$0.0563
$0.1000	-	$0.1538	48,960,500	4.79	$0.1290	31,064,800	$0.1349
$0.1594	-	$0.1922	46,058,100	2.57	$0.1666	39,538,200	$0.1671
$0.2036	-	$0.2072	64,488,300	2.96	$0.2038	64,488,300	$0.2038
$0.2116	-	$0.4792	48,383,600	1.28	$0.2822	48,383,600	$0.2822

Balance, December 31, 2012			261,321,450	3.36	$0.1694	222,227,400	$0.1789

Share Incentive Plan

The Board adopted the 2005 Share Incentive Plan (“2005 SIP”), which was effective on March 2, 2006, the date the Company completed the SEHK listing. The 2005 SIP provides for the grant of restricted shares, RSU, share appreciation rights and dividend equivalent rights (collectively referred to as “Awards”) up to 75,000,000 ordinary shares.  As approved by the EGM held on May 30, 2009, the number of shares available for issue was increased from 75,000,000 to 125,000,000 shares.  The references to Hong Kong and Hong Kong related rules and regulations were also removed along with the completion of the Company’s delisting from the SEHK.  As approved by the AGM held on June 22, 2012, an additional 62,500,000 ordinary shares were reserved for issuance under the 2005 SIP. Awards may be granted to employees, directors and consultants.  The RSUs vest over a requisite service period of 4 years.

A summary of the status of the Company’s RSUs as of December 31, 2012, and changes during the year ended December 31, 2012 is presented as follows:

		Weighted
	Number of	Average
	Outstanding	Grant-Date
	Awards	Fair Value

Nonvested at January 1, 2012	33,965,200	$0.1066
Granted	20,089,850	$0.1013
Vested	(15,245,000)	$0.0967
Forfeited and expired	(5,971,500)	$0.1172

Nonvested at December 31, 2012	32,838,550	$0.1061

As of December 31, 2012, there was $3,514,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the plans including stock options and RSUs.  The cost is expected to be recognized over a weighted-average period of 2.30 years. The total fair value of RSUs vested during the years ended December 31, 2012, 2011, and 2010 was $1,474, 000, $1,637,000, and $1,688,000, respectively.

Cash received from option exercise under all share-based payment arrangements for the years ended December 31, 2012, 2011, and 2010 was $612,000, $994,000, and $533,000, respectively.

The Company calculated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model that use the assumptions in the following table.  Risk-free interest rate is based on the US Treasury yield curve in effect at the time of grant.  The Company uses the simplified method to estimate the expected life because the options are considered as plain vanilla share-based payment awards. Expected volatilities are based on historical volatility of stock prices for a period equal to the options’ expected term.  The dividend yield is zero as the Company has never declared or paid dividends on the ordinary shares or other securities and does not anticipate paying dividends in the foreseeable future.

	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2012			2011			2010			2012			2011			2010

Risk-free interest rate	0.59%	-	1.04%	0.83%	-	2.24%	1.17%	-	2.55%	0.06%	-	0.10%	0.01%	-	0.15%	0.10%	-	0.17%
Expected life (Years)			5			5			5	0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	48%	-	50%	50%	-	52%	52%	-	54%	27%	-	45%	34%	-	42%	39%	-	52%
Dividend	-			-			-			-			-			-

The weighted-average grant-date fair values of options granted during the years ended December 31, 2012, 2011, and 2010 were $0.0438, $0.0705, and $0.0551, respectively.  The weighted-average fair values of options granted under the 2009 Purchase Plan during the years ended December 31, 2012, 2011, and 2010 were $0.0140, $0.0192, and $0.0232, respectively.

Ordinary Shares Reserved

As of December 31, 2012, ordinary shares reserved for future issuance were as follows:

Outstanding stock options	261,321,450
Outstanding RSUs	32,838,550
Shares reserved for future stock option grants	71,162,300
Shares reserved for Employee Stock Purchase Plan	21,665,950
Shares reserved for Awards	95,756,450
482,744,700

Shares issued for the exercise of stock options, Employee Stock Purchase Plan and shares vested under restricted stock units are from the new ordinary shares and treasury shares.